SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2015
SHORT TERM BANK LOANS [Abstract]
SHORT TERM BANK LOANS

NOTE 13 – SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

	Bank Name	Interest Rate per Annum	December 31,
			2015	2014
Due on December 24, 2016, guaranteed by Dr. Tang	Agricultural Bank of China (“ABC”) Jiu Long Branch	5.44%	$2,772,771	$-
Due on December 2, 2016, guaranteed by Ossen Material Research and Dr. Tang	China Construction Bank (“CCB”) Jiu Jiang Branch	4.40%	3,388,943	-
Due on December 1, 2016, guaranteed by Ossen Material Research and collateral by the Company's LUR	Anhui Rural Commercial Bank (“ARCB”) Ma An Shan Branch	6.216%	5,186,623	-
Due on November 3, 2016, guaranteed by Ossen Material Research and Dr. Tang	ABC Jiu Long Branch	5.87%	770,214	-
Due on June 29, 2016, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party	Anhui Commercial Bank (“ACB”) Fei Cui Branch	7.80%	1,540,429
Due on June 6, 2016, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang,	ARCB Ma An Shan Branch	6.60%	2,515,520
Due on April 16, 2016, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ACB Fei Cui Branch	6.95%	1,540,429
Due on December 17, 2015, guaranteed by Ossen Material Research and Dr. Tang, subsequently repaid on due date	ABC Jiu Long Branch	7.00%	$-	$3,254,149
Due on October 30, 2015, guaranteed by Ossen Material Research , subsequently repaid on due date	ABC Jiu Long Branch	7.80%	-	813,536
Due on October 28, 2015, guaranteed by SOI, subsequently repaid on due date	ARCB Ma An Shan Branch	7.728%	-	1,627,075
Due on October 28, 2015, guaranteed by SOI and Dr. Tang, subsequently repaid on due date	ARCB Ma An Shan Branch	7.416%	-	3,254,149
Due on August 13, 2015, guaranteed by Dr. Tang, subsequently repaid on due date	CCB Jiu Jiang Branch	6.00%	-	4,067,686
Due on June 12, 2015, guaranteed by Ossen Material Research and Dr. Tang, collateral by Accounts receivable, subsequently repaid on due date	Bank of China (“BOC”) Ma An Shan Branch	7.28%	-	2,440,612
Due on March 9, 2015, guaranteed by Ossen Material Research, Ossen Shanghai and Dr. Tang, subsequently repaid on due date	China Everbright Bank (“CEB”) Ma An Shan Branch	7.28%	-	1,627,075
Due on January 2, 2015, guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, subsequently repaid on due date	ACB Fei Cui Branch	6.60%	-	1,627,075
Total			$17,714,928	$18,711,357

All short term bank loans are obtained from local banks in China and are repayable within one year.

The average annual interest rate of the short-term bank loans was 6.182% and 7.138% as of December 31, 2015 and 2014, respectively. Interest expense, included in the financial expenses in the statement of operations, was $1,017,345, $1,943,115 and $2,663,924 for the years ended December 31, 2015, 2014 and 2013, respectively. The Company was in compliance of their financial covenants at December 31, 2015 and 2014, respectively.